Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.42%
Communication services: 14.21%
Entertainment: 4.48%
Netflix Incorporated †	2,500	$ 936,475
Roku Incorporated †	4,000	501,080
Spotify Technology †	9,000	1,359,180
Warner Music Group Corporation Class A	29,300	1,109,005
		3,905,740
Interactive media & services: 9.73%
Alphabet Incorporated Class A †	1,995	5,548,793
Alphabet Incorporated Class C †	184	513,910
Match Group Incorporated †	12,687	1,379,584
ZoomInfo Technologies Incorporated †	17,500	1,045,450
		8,487,737
Consumer discretionary: 17.91%
Auto components: 1.10%
Aptiv plc †	8,000	957,680
Automobiles: 1.17%
Ferrari NV	4,700	1,025,023
Hotels, restaurants & leisure: 1.65%
Chipotle Mexican Grill Incorporated †	910	1,439,647
Internet & direct marketing retail: 10.60%
Amazon.com Incorporated †	2,192	7,145,810
Doordash Incorporated †	5,100	597,669
MercadoLibre Incorporated †	1,263	1,502,313
		9,245,792
Specialty retail: 2.39%
The Home Depot Incorporated	6,951	2,080,643
Textiles, apparel & luxury goods: 1.00%
lululemon athletica Incorporated †	2,400	876,552
Financials: 2.82%
Capital markets: 2.82%
Intercontinental Exchange Incorporated	10,400	1,374,048
MarketAxess Holdings Incorporated	3,199	1,088,300
		2,462,348
Health care: 13.68%
Health care equipment & supplies: 9.19%
ABIOMED Incorporated †	2,700	894,348
Align Technology Incorporated †	2,900	1,264,400
DexCom Incorporated †	3,700	1,892,920
Edwards Lifesciences Corporation †	10,000	1,177,200
Inari Medical Incorporated †	12,600	1,142,064
Intuitive Surgical Incorporated †	5,440	1,641,139
		8,012,071
See accompanying notes to portfolio of investments

Allspring VT Omega Growth Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Health care providers & services: 3.60%
Centene Corporation †	13,700	$ 1,153,403
UnitedHealth Group Incorporated	3,896	1,986,843
		3,140,246
Health care technology: 0.89%
Doximity Incorporated Class A †	14,908	776,558
Industrials: 5.56%
Commercial services & supplies: 1.90%
Waste Connections Incorporated	11,846	1,654,886
Professional services: 1.53%
Equifax Incorporated	5,650	1,339,615
Road & rail: 2.13%
Union Pacific Corporation	6,800	1,857,828
Information technology: 41.05%
Communications equipment: 1.53%
Motorola Solutions Incorporated	5,500	1,332,100
Electronic equipment, instruments & components: 4.15%
Cognex Corporation	13,600	1,049,240
Teledyne Technologies Incorporated †	3,000	1,417,890
Zebra Technologies Corporation Class A †	2,800	1,158,360
		3,625,490
IT services: 14.15%
Adyen NV ADR †	42,600	842,202
Fiserv Incorporated †	12,560	1,273,584
Globant SA †	1,600	419,312
MongoDB Incorporated †	4,000	1,774,360
PayPal Holdings Incorporated †	11,941	1,380,977
Snowflake Incorporated Class A †	3,600	824,868
Square Incorporated Class A †	11,982	1,624,759
Twilio Incorporated Class A †	4,100	675,721
Visa Incorporated Class A	15,890	3,523,925
		12,339,708
Semiconductors & semiconductor equipment: 1.25%
Advanced Micro Devices Incorporated †	10,000	1,093,400
Software: 19.97%
Atlassian Corporation plc Class A †	4,393	1,290,795
Bill.com Holdings Incorporated †	5,000	1,133,950
Cadence Design Systems Incorporated †	10,700	1,759,722
Crowdstrike Holdings Incorporated Class A †	5,800	1,317,064
Datadog Incorporated Class A †	7,200	1,090,584
Microsoft Corporation	27,223	8,393,126
ServiceNow Incorporated †	3,110	1,731,928
Unity Software Incorporated †	7,062	700,621
		17,417,790
See accompanying notes to portfolio of investments

2  |  Allspring VT Omega Growth Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Materials: 1.65%
Chemicals: 1.65%
The Sherwin-Williams Company	5,770	$ 1,440,307
Real estate: 1.54%
Equity REITs: 1.54%
SBA Communications Corporation	3,900	1,341,990
Total Common stocks (Cost $44,652,255)		85,853,151

		Yield
Short-term investments: 1.65%
Investment companies: 1.65%
Allspring Government Money Market Fund Select Class ♠∞		0.18%	1,434,596	1,434,596
Total Short-term investments (Cost $1,434,596)				1,434,596
Total investments in securities (Cost $46,086,851)	100.07%			87,287,747
Other assets and liabilities, net	(0.07)			(58,410)
Total net assets	100.00%			$87,229,337

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,155,987	$5,550,943	$(5,272,334)	$0	$0	$1,434,596	1,434,596	$2,072
Affiliated securities no longer held at end of period
Securities Lending Cash Investments LLC	606,100	17,400	(623,500)	0	0	0	0	0
				$0	$0	$1,434,596		$2,072
See accompanying notes to portfolio of investments

Allspring VT Omega Growth Fund  |  3

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

4  |  Allspring VT Omega Growth Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$12,393,477	$0	$0	$12,393,477
Consumer discretionary	15,625,337	0	0	15,625,337
Financials	2,462,348	0	0	2,462,348
Health care	11,928,875	0	0	11,928,875
Industrials	4,852,329	0	0	4,852,329
Information technology	35,808,488	0	0	35,808,488
Materials	1,440,307	0	0	1,440,307
Real estate	1,341,990	0	0	1,341,990
Short-term investments
Investment companies	1,434,596	0	0	1,434,596
Total assets	$87,287,747	$0	$0	$87,287,747
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring VT Omega Growth Fund  |  5